Condensed consolidated statement of cash flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities 31
Results before tax	€ 1,065	€ 2,493
Adjusted for: - Depreciation and amortisation	402	388
- Addition to loan loss provisions	1,998	416
- Other non-cash items included in result before tax	1,285	53
Taxation paid	(1,149)	(1,583)
- Net change in Loans and advances to/from banks, not available/payable on demand	51,912	(3,434)
- Net change in Trading assets and Trading liabilities	3,208	(1,707)
- Loans and advances to customers	(9,865)	(17,670)
- Customer deposits	34,416	15,297
- Other	(5,849)	9,502
Net cash flow from/(used in) operating activities	77,422	3,754
Cash flows from investing activities
- Acquisition of subsidiaries, net of cash acquired	0	(17)
- Associates and joint ventures	(10)	(60)
Disclosure of financial assets [line items]
- property and equipment	(144)	(135)
- Other investments	(165)	(184)
- Associates and joint ventures	12	6
- Financial asset at fair value through other comprehensive income	8,523	8,982
- Securities at amortised cost	11,547	7,441
- Property and equipment	4	71
- Loans sold	0	401
- Other investments	8	1
Net cash flow from/(used in) investing activities	(9,627)	2,346
Cash flows from financing activities
Proceeds from debt securities	48,565	54,835
Repayments of debt securities	(46,335)	(57,088)
Proceeds from issuance of subordinated loans	2,165	1,089
Repayments of subordinated loans	(2,608)	(933)
Repayments of principal portion of lease liabilities	(132)	(123)
Purchase/sale of treasury shares	6	8
Dividends paid	(3)	(1,714)
Other financing	0
Net cash flow from/(used in) financing activities	1,658	(3,926)
Net cash flow	69,453	2,174
Cash and cash equivalents at beginning of year	54,031	47,529
Effect of exchange rate changes on cash and cash equivalents	(192)	(53)
Cash and cash equivalents at end of year	123,292	49,650
-Securities at amortised cost [member]
Disclosure of financial assets [line items]
- Financial assets	(16,306)	(6,395)
Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
- Financial assets	€ (13,095)	€ (7,765)